Intangible Assets, Net (Details) - Schedule of future amortization	Dec. 31, 2022 USD ($)
Schedule of future amortization [Abstract]
2023	$ 320,713
2024	196,955
2025	161,581
2026	136,099
2027	1,537
Total	$ 816,885